Share capital and premium (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares authorised	120,000,000	120,000,000	120,000,000
Par value per share	$ 0.05	$ 0.05	$ 0.05
Number of shares issued	94,124,872	93,803,752	93,232,920
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 2.00
Increase decrease in dividend by rate, prior year comparision	100.00%
Number of shares outstanding	94,124,872	93,803,752	93,232,920	92,674,085
Dividends recognised as distributions to owners per share	$ 1.00
Kibali Jersey Limited [member]
Number of shares authorised	10,000	10,000	10,000
Number of shares issued	4,648	4,620	4,620
Value of shares authorised	$ 10,000	$ 10,000	$ 10,000
Number of shares outstanding	4,648
Value of shares issued	$ 15,000,000
Total value of shares issued	$ 30,000,000
Share price per share	$ 1,071,428.57
Number Of Shares Purchased	14